Preferred Stock (Details) (USD $)	0 Months Ended		3 Months Ended						12 Months Ended				0 Months Ended			12 Months Ended
	Jun. 11, 2013	Dec. 19, 2008	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 19, 2008 Common Stock	May 15, 2013 Preferred Stock	May 09, 2012 Preferred Stock	Dec. 19, 2008 Preferred Stock	Dec. 31, 2013 Preferred Stock
Preferred Stock
Number of shares issued															30,255
Par value of share issued (in dollars per share)					$ 0.01				$ 0.01	$ 0.01					$ 1,000
Term of warrants		10 years
Number of common shares called per warrant												287,133
Amount received for participation in U.S. Treasury Department's Capital Purchase Program															$ 30,300,000
Number of shares redeemed													18,255	12,000
Amount repaid on redemption of shares									18,255,000	12,000,000			18,300,000	12,000,000
Dividend declared and paid									456,000	1,203,000	1,513,000		228,187	140,000		456,000
Accretion of discount on preferred stock recognized			206,000	72,000	72,000	72,000	396,000	119,000	278,000	659,000	476,000		182,209	300,000		278,000
Repurchase price of warrant	$ 540,000								$ 540,000
Repurchase price of warrant (in dollars per share)	$ 1.88